As filed with the Securities and Exchange Commission on January 8, 2008

Registration Statement No. 333-146715

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☑ PRE-EFFECTIVE AMENDMENT NO. 2

☐ POST-EFFECTIVE AMENDMENT NO.

NGP CAPITAL RESOURCES COMPANY

(Exact name of registrant as specified in its charter)

1221 McKinney Street, Suite 2975, Houston, Texas 77010

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 752-0062

John H. Homier

1221 McKinney Street, Suite 2975

Houston, TX 77010

(Name and Address of Agent for Service)

Copies of information to:

Joe Dannenmaier

Wesley P. Williams

Jessica W. Hammons

Thompson & Knight LLP

1700 Pacific Avenue, Suite 3300

Dallas, Texas 75201

(214) 969-1700

Approximate Date of Proposed Public Offering:    From time to time after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, or the Securities Act, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☒

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

NGP CAPITAL RESOURCES COMPANY

PART C

OTHER INFORMATION

ITEM 25.	FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements.

The following statements of NGP Capital Resources Company (the “Company” or the “Registrant”) are included in Part A of this Registration Statement:

(2) Exhibits.

Exhibit No.	Description
(a)(1)	Articles of Incorporation (filed as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(a)(2)	Articles of Amendment and Restatement (filed as Exhibit 3.2 to the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2004, and incorporated herein by reference)

(b)	Bylaws (filed as Exhibit (b) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(c)	Not Applicable

(d)	Form of Stock Certificate (filed as Exhibit (d) to the Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 filed on October 7, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(e)	Dividend Reinvestment Plan (filed as Exhibit (e) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(f)	Not Applicable

(g)	Investment Advisory Agreement between Registrant and NGP Investment Advisor, LP (filed as Exhibit (g) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on September 24, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(h)*	Form of Underwriting Agreement

(i)	Not Applicable

(j)(1)	Custody Agreement between Registrant and Wells Fargo Bank, N.A. (filed as Exhibit (j)(1) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed September 24, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(j)(2)	Amendment No. 1 to Custody Agreement between Registrant and Well Fargo Bank, N.A. (filed as Exhibit (j)(2) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed September 24, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(k)(1)	Administration Agreement between Registrant and NGP Administration, LLC (filed as Exhibit 10.2 to the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2004, and incorporated herein by reference)

(k)(2)	License Agreement between Registrant and NGP Energy Capital Management, LLC (filed as Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(k)(3)	Form of Indemnity Agreement (filed as Exhibit 10.5 to the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2004, and incorporated herein by reference)

(k)(4)	Amended and Restated Revolving Credit Agreement, dated as of August 31, 2006, among NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank, as administrative agent for the lenders (filed as Exhibit 10.6 to the Registrant’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2006, and incorporated herein by reference)

(k)(5)	Treasury Secured Revolving Credit Agreement, dated as of August 31, 2006, among NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank, as administrative agent for the lenders (filed as Exhibit 10.7 to the Registrant’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2006, and incorporated herein by reference)

Exhibit No.	Description
(k)(6)	First Amendment to Amended and Restated Revolving Credit Agreement effective as of August 31, 2006, by and between NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank (filed as Exhibit 10.7 to the Company’s Quarterly Report on Form 10-Q on November 9, 2007, and incorporated herein by reference)

(k)(7)	First Amendment to Treasury Secured Revolving Credit Agreement effective as of August 31, 2006, by and between NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank (filed as Exhibit 10.9 to the Company’s Quarterly Report on Form 10-Q on November 9, 2007, and incorporated herein by reference)

(k)(8)	Second Amendment to Treasury Secured Revolving Credit Agreement effective as of September 28, 2007, by and between NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank (filed as Exhibit 10.1 to the Company’s Current Report on Form 8-K on October 24, 2007, and incorporated herein by reference)

(l)	Opinion and Consent of Venable LLP, special Maryland counsel for Registrant (filed as Exhibit (l) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(m)	Not Applicable

(n)(1)	Consent of KPMG LLP (filed as Exhibit (n)(1) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(n)(2)	Consent of PricewaterhouseCoopers LLP (filed as Exhibit (n)(2) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(n)(3)	Consent of Venable LLP, special Maryland counsel for Registrant (included in Exhibit (l))

(n)(4)	Opinion Letter of PricewaterhouseCoopers LLP (filed as Exhibit (n)(4) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(o)	Not Applicable

(p)	Not Applicable

(q)	Not Applicable

(r)	Amended and Restated Joint Code of Ethics (filed as Exhibit (r) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(s)*	Power of Attorney

*	Filed herewith.

ITEM 26.	MARKETING ARRANGEMENTS

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference and any information concerning any underwriters for a particular offering will be contained in the prospectus supplement related to that offering.

ITEM 27.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$7,675
Nasdaq Global Select Market Listing Fee	65,000
FINRA filing fee	25,500
Accounting fees and expenses	40,000
Legal fees and expenses	180,000
Printing and engraving	100,000
Advisory fee	0
Miscellaneous fees and expenses	25,825

Total	$444,000

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Direct Subsidiaries

The following list sets forth each of our subsidiaries, the state or country under whose laws the subsidiary is organized and the percentage of voting securities or membership interests owned by us in such subsidiary:

NGPC Funding GP, LLC (Texas)	100%
NGPC Nevada, LLC (Nevada)	100%

Indirect Subsidiaries

The following list sets forth each of NGPC Nevada, LLC’s subsidiaries, the state or country under whose laws the subsidiary is organized and the percentage of voting securities or membership interests owned by NGPC Nevada, LLC in such subsidiary:

NGPC Funding, LP (Texas)	99.9%

The following list sets forth each of NGPC Funding, LP’s subsidiaries, the state or country under whose laws the subsidiary is organized and the percentage of voting securities or membership interests owned by NGPC Funding, LP in such subsidiary:

NGPC Asset Holdings GP, LLC (Texas)	100%
NGPC Asset Holdings, LP (Texas)	99.9%
NGPC Asset Holdings II, LP (Texas)	99.9%
NGPC Asset Holdings III, LP (Texas)	99.9%
NGPC Asset Holdings IV, LP (Texas)	99.9%

Each of our direct and indirect subsidiaries is consolidated for financial reporting purposes.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the approximate number of record holders of the Registrant’s common stock as of December 31, 2007.

Title of Class	Number of Record Holders
Common Stock, $.001 par value per share	35

ITEM 30.	INDEMNIFICATION

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s restated charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

The Registrant’s restated charter authorizes it, and the Registrant’s bylaws require it, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The investment advisory agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, NGP Investment Advisors, LP (“our manager”) and its officers, managers, agents, employees, controlling persons, partners and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of our manager’s services under the investment advisory agreement or otherwise as an investment adviser of the Registrant.

The administration agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, NGP Administration, LLC and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of NGP Administration, LLC’s services under the administration agreement or otherwise as the general partner of our manager.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF OUR MANAGER

A description of any other business, profession, vocation or employment of a substantial nature in which our manager, and each managing director, director or executive officer of our manager, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this registration statement in the section entitled “Management.” Additional information regarding our manager and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-63264), and is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1) the Registrant, NGP Capital Resources Company, 1221 McKinney Street, Suite 2975, Houston, Texas 77010;

(2) the transfer agent, American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038;

(3) the custodian, Wells Fargo Bank, National Association, 1021 Main Street, Suite 2403, Houston, Texas 77002; and

(4) our manager, NGP Investment Advisor, LP, 1221 McKinney Street, Suite 2975, Houston, Texas 77010.

ITEM 33.	MANAGEMENT SERVICES

Not Applicable.

ITEM 34. UNDERTAKINGS

The Registrant undertakes:

1. to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus;

2. to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933 if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

3. that, for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective;

4. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

5. that, for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on the 8th day of January, 2008.

NGP CAPITAL RESOURCES COMPANY

By:	/s/ JOHN H. HOMIER
John H. Homier
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 8, 2008. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Signature	Title

/S/ JOHN H. HOMIER John H. Homier	President and Chief Executive Officer (Principal Executive Officer)

/S/ STEPHEN K. GARDNER Stephen K. Gardner	Secretary, Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

* Kenneth A. Hersh	Director and Chairman of the Board

* David R. Albin	Director

* Edward W. Blessing	Director

* C. Kent Conine	Director

* James R. Latimer, III	Director

*	Signed by John H. Homier on behalf of those identified pursuant to his designation as attorney-in-fact signed by each on October 15, 2007.

EXHIBIT INDEX

Exhibit No.	Description
(a)(1)	Articles of Incorporation (filed as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(a)(2)	Articles of Amendment and Restatement (filed as Exhibit 3.2 to the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2004, and incorporated herein by reference)

(b)	Bylaws (filed as Exhibit (b) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(c)	Not Applicable

(d)	Form of Stock Certificate (filed as Exhibit (d) to the Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-2 filed on October 7, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(e)	Dividend Reinvestment Plan (filed as Exhibit (e) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(f)	Not Applicable

(g)	Investment Advisory Agreement between Registrant and NGP Investment Advisor, LP (filed as Exhibit (g) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on September 24, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(h)*	Form of Underwriting Agreement

(i)	Not Applicable

(j)(1)	Custody Agreement between Registrant and Wells Fargo Bank, N.A. (filed as Exhibit (j)(1) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed September 24, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(j)(2)	Amendment No. 1 to Custody Agreement between Registrant and Well Fargo Bank, N.A. (filed as Exhibit (j)(2) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed September 24, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(k)(1)	Administration Agreement between Registrant and NGP Administration, LLC (filed as Exhibit 10.2 to the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2004, and incorporated herein by reference)

(k)(2)	License Agreement between Registrant and NGP Energy Capital Management, LLC (filed as Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 filed on August 16, 2004 (Registration No. 333-118279) and incorporated herein by reference)

(k)(3)	Form of Indemnity Agreement (filed as Exhibit 10.5 to the Registrant’s Annual Report on Form 10-K for the year ended December 31, 2004, and incorporated herein by reference)

(k)(4)	Amended and Restated Revolving Credit Agreement, dated as of August 31, 2006, among NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank, as administrative agent for the lenders (filed as Exhibit 10.6 to the Registrant’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2006, and incorporated herein by reference)

(k)(5)	Treasury Secured Revolving Credit Agreement, dated as of August 31, 2006, among NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank, as administrative agent for the lenders (filed as Exhibit 10.7 to the Registrant’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2006, and incorporated herein by reference)

Exhibit No.	Description
(k)(6)	First Amendment to Amended and Restated Revolving Credit Agreement effective as of August 31, 2006, by and between NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank (filed as Exhibit 10.7 to the Company’s Quarterly Report on Form 10-Q on November 9, 2007, and incorporated herein by reference)

(k)(7)	First Amendment to Treasury Secured Revolving Credit Agreement effective as of August 31, 2006, by and between NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank (filed as Exhibit 10.9 to the Company’s Quarterly Report on Form 10-Q on November 9, 2007, and incorporated herein by reference)

(k)(8)	Second Amendment to Treasury Secured Revolving Credit Agreement effective as of September 28, 2007, by and between NGP Capital Resources Company, the lenders from time to time party thereto and SunTrust Bank (filed as Exhibit 10.1 to the Company’s Current Report on Form 8-K on October 24, 2007, and incorporated herein by reference)

(l)	Opinion and Consent of Venable LLP, special Maryland counsel for Registrant (filed as Exhibit (l) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(m)	Not Applicable

(n)(1)	Consent of KPMG LLP (filed as Exhibit (n)(1) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(n)(2)	Consent of PricewaterhouseCoopers LLP (filed as Exhibit (n)(2) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(n)(3)	Consent of Venable LLP, special Maryland counsel for Registrant (included in Exhibit (l))

(n)(4)	Opinion Letter of PricewaterhouseCoopers LLP (filed as Exhibit (n)(4) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(o)	Not Applicable

(p)	Not Applicable

(q)	Not Applicable

(r)	Amended and Restated Joint Code of Ethics (filed as Exhibit (r) to the Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on December 14, 2007 (Registration No. 333-146715) and incorporated herein by reference)

(s)*	Power of Attorney

*	Filed herewith.